NET INCOME LOSS PER SHARE - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net (loss) income attributable to ordinary shareholders of RYB Education, Inc. for computing basic and diluted net (loss) income per ordinary share	$ 6,790	$ (37,280)	$ (2,434)
Net loss attributable to ordinary shareholders of RYB Education, Inc. for computing diluted net loss per ordinary share	$ 0	$ (37,280)	$ (2,434)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net (loss) per ordinary share	28,208,734	28,122,851	28,074,624
Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share	28,962,480	28,122,851	28,074,624
Net (loss) income per ordinary share-basic	$ 0.24	$ (1.33)	$ (0.09)
Net (loss) income per ordinary share-diluted	$ 0.23	$ (1.33)	$ (0.09)
Share options
Effect of dilutive securities
Weighted average ordinary shares from assumed conversions of options and nonvested shares using the treasury stock method	700,715
Nonvested shares
Effect of dilutive securities
Weighted average ordinary shares from assumed conversions of options and nonvested shares using the treasury stock method	53,031